Subsequent events (Details textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repayment of long-term debt (note 11)	$ 7,000	$ 0	$ 0
Final Settlement [Member] | Subsequent Event [Member]
Repayment of long-term debt (note 11)	$ 13,000